Leases - Supplemental Lease Information for Operating and Finance Lease (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term – operating leases	9 years 1 month 2 days	8 years 6 months 7 days
Weighted-average discount rate – operating leases	6.87%	6.54%
Weighted-average remaining lease term – finance leases	4 years 9 months 29 days	0 years
Weighted-average discount rate – finance leases	8.23%	0.00%